                     SUPPLEMENT DATED JULY 13, 2005 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                              DATED JULY 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
              EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004,
                        MARCH 31, 2005 AND JUNE 6, 2005
                         VAN KAMPEN SELECT GROWTH FUND,
AS PREVIOUSLY SUPPLEMENTED ON AUGUST 12, 2004, AUGUST 16, 2004, MARCH 31, 2005,
                        APRIL 14, 2005 AND JUNE 6, 2005

                             DATED OCTOBER 29, 2004
                             VAN KAMPEN PACE FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 6, 2005

                             DATED OCTOBER 29, 2004
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                        VAN KAMPEN AMERICAN VALUE FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 6, 2005
                         VAN KAMPEN EQUITY GROWTH FUND,
  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 1, 2005 AND JUNE 6, 2005

                            DATED DECEMBER 30, 2004
                        VAN KAMPEN EMERGING GROWTH FUND
                 VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
       EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 6, 2005
                        VAN KAMPEN CORPORATE BOND FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005,
                         JUNE 3, 2005 AND JUNE 6, 2005

                            DATED DECEMBER 30, 2004
                           VAN KAMPEN TAX FREE TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                   VAN KAMPEN NEW YORK TAX FREE INCOME FUND,
       EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 6, 2005
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

                     VAN KAMPEN INTERMEDIATE TERM MUNICIPAL
                                  INCOME FUND,
 EACH AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, APRIL 29, 2005 AND JUNE 6,
                                      2005

                               DATED MAY 17, 2005
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND

                             DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005,
                         JUNE 3, 2005 AND JUNE 6, 2005

                              DATED MARCH 31, 2005
                       VAN KAMPEN GROWTH AND INCOME FUND,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005 AND JUNE 6, 2005

                              DATED APRIL 29, 2005
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                       VAN KAMPEN LIMITED DURATION FUND,
       EACH AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005 AND JUNE 6, 2005
                       VAN KAMPEN EQUITY AND INCOME FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005,
                         JUNE 3, 2005 AND JUNE 6, 2005

                              DATED APRIL 29, 2005
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND,
         AS PREVIOUSLY SUPPLEMENTED ON APRIL 29, 2005 AND JUNE 6, 2005

     The Prospectus is hereby supplemented as follows. Effective September 26, 2005:

     1) The last two rows of the "SHAREHOLDER FEES" table in the section entitled "FEES AND EXPENSES OF THE FUND" are hereby deleted and replaced with the following:

                       CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
                       --------------   --------------   --------------
Redemption fee*......       2.00%            2.00%            2.00%
Exchange fee*........       2.00%            2.00%            2.00%

     * The redemption fee and the exchange fee apply to the proceeds of Fund shares that are redeemed or exchanged within seven days of purchase. See "Redemption of Shares" for more information on when the fees apply.

     2) The first sentence in the section entitled "REDEMPTION OF SHARES" is hereby deleted and replaced with the following:

     Generally, shareholders may redeem for cash some or all of their shares without charge by the Fund (other than any applicable sales charge, redemption fee or exchange fee) at any time.

     3) The following paragraph is hereby added after the second paragraph in the section entitled "REDEMPTION OF SHARES":

     The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and is intended to defray the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by such shareholders, thereby reducing the impact on longer-term shareholders of such costs. For purposes of determining whether the redemption fee applies, shares that were held the longest will be redeemed first. For Fund shares acquired by exchange, the holding period prior to the exchange is not considered in determining whether the redemption fee is applied. The redemption fee and exchange fee are not imposed on redemptions and/or exchanges made (i) through systematic withdrawal or exchange plans, (ii) through pre-approved asset allocation programs, (iii) on shares received by reinvesting income dividends or capital gain distributions and (iv) through check writing (with respect to fixed-income funds). In addition, the redemption fee and exchange fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries.

     4) The second paragraph in the section entitled "SHAREHOLDER
SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

     Shares of the Fund will be assessed an exchange fee of 2% on the proceeds of the exchanged shares held for less than seven days. See "Redemption of Shares" above for more information about when the exchange fee will apply.

     5) The sixth paragraph in the section entitled "SHAREHOLDER
SERVICES -- EXCHANGE PRIVILEGE" is hereby deleted and replaced with the following:

     The Fund and the Distributor reserve the right to reject or limit any order to purchase Fund shares through exchange or otherwise and to close any shareholder account. Certain patterns of past exchanges and/or purchase or sale transactions involving the Fund or other Participating Funds may result in the Fund rejecting or limiting, in the Fund's or the Distributor's discretion, additional purchases and/or exchanges or in an account being closed. Determinations in this regard may be made based on the frequency or dollar amount of the previous exchanges or purchase or sale transactions. The Fund may modify, restrict or terminate the exchange privilege at any time. Shareholders will receive 60 days' notice of any termination or material amendment to this exchange privilege.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    FEESPTA 7/05
                                                                     65282SPT-01